CONCENTRATION (Schedule of Major Customer Concentrations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk
Revenues	$ 138,577,870	$ 138,900,357	$ 136,104,867
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk
Concentration risk percentage	35.00%	42.00%
Customer Concentration Risk [Member] | Revenues [Member]
Concentration Risk
Revenues	$ 63,838,441	$ 58,651,014	$ 71,376,909
Concentration risk percentage	46.00%	42.00%	53.00%
Customer Concentration Risk [Member] | Company A (3rd Party) [Member] | Revenues [Member]
Concentration Risk
Revenues	$ 63,838,441	$ 29,679,053	$ 0
Concentration risk percentage	46.00%	21.00%	0.00%
Customer Concentration Risk [Member] | Company B (3rd Party) [Member] | Revenues [Member]
Concentration Risk
Revenues	$ 0	$ 14,782,479	$ 0
Concentration risk percentage	0.00%	11.00%	0.00%
Customer Concentration Risk [Member] | Company C (3rd Party) [Member] | Revenues [Member]
Concentration Risk
Revenues	$ 0	$ 0	$ 18,566,897
Concentration risk percentage	0.00%	0.00%	14.00%
Customer Concentration Risk [Member] | Company D (3rd Party) [Member] | Revenues [Member]
Concentration Risk
Revenues		$ 0	$ 11,962,597
Concentration risk percentage		0.00%	10.00%
Customer Concentration Risk [Member] | Company E (3rd Party)[Member] | Revenues [Member]
Concentration Risk
Revenues	$ 0	$ 0	$ 19,845,886
Concentration risk percentage	0.00%	0.00%	15.00%
Customer Concentration Risk [Member] | Company F (3rd Party)[Member] | Revenues [Member]
Concentration Risk
Revenues	$ 0	$ 0	$ 13,832,333
Concentration risk percentage	0.00%	0.00%	10.00%
Supplier Concentration Risk [Member]
Concentration Risk
Concentration risk percentage	0.00%	0.00%